Segment reporting - Segment as Adjusted EBITDA (Details) - EUR (€) € in Millions	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of operating segments [line items]
Profit for the period	€ 41.2	€ 56.0
Taxation	9.4	17.0
Net financing costs	29.0	14.6
Depreciation & amortization	22.3	21.2
Exceptional items	30.1	19.0
Material reconciling items
Disclosure of operating segments [line items]
Exceptional items	30.1	19.0
Other add-backs	14.3	3.7
Adjusted EBITDA	€ 146.3	€ 131.5